MMCA 2021--INV2
Loan Level Exceptions
Run Date - XX/XX/XXXX
Recovco ID	INV2 Dummy ID	Loan #1	Loan #2	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Resolved Exceptions	Waived Exceptions	Exception Grade - Fitch		Exception Grade - S&P		Exception Grade - Moody's		Exception Grade - KBRA		Exception Grade - DBRS
																Initial	Final	Initial	Final	Initial	Final	Initial	Final	Initial	Final
W311VL4RTXA	MELLO_INV2_1375	XXXXXXXX	XXXXXXXX	3	2	3	1	3	1	1	2
*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT:   This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on X/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation.  No rebuttal response required. Cure accepted 60 days from discovery.

*** (CURED) Missing Documentation - EV R
COMMENT:   The AUS LP located on page 17 reflects the subject property is a detached residence.  The appraisal located on page 111 reflects the subject property is a semi detached/end unit Townhome with an annual HOA fee of $920 or $76.67 monthly. The monthly HOA was not included in the PITIA payment.  Provide updated AUS to include HOA payment and full PITIA payment of $2074.63.

*** (CURED) Documentation Does Not Support - EV R
COMMENT:   The AUS LP located on page 17 reflects the subject property is a detached residence.  The appraisal located on page 111 reflects the subject property is a semi detached/end unit Townhome with an annual HOA fee of $920 or $76.67 monthly. Please provide an updated AUS reflecting the subject property as an attached Townhome.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing Third Party Valuation Product to support the appraisal value within 10% variance.

*** (WAIVED) Condo / PUD rider Missing - EV W
COMMENT:   Appraisal Report, page 111, indicates property is a semi-detached PUD with $XXX annual ($XXX/month) HOA Fee. PUD Rider was not located in the loan file.
																D	B	D	B	D	B	D	B	D	B
MAVU1D2UIS4	MELLO_INV2_1384	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1					A	A	A	A	A	A	A	A	A	A
AXEAH3DZWNK	MELLO_INV2_1354	XXXXXXXX	XXXXXXXX	3	1	3	3	1	1	1	1
*** (CURED) Application Missing - EV R
COMMENT:   Missing final 1003.
Missing initial 1003.

*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
COMMENT:   Missing credit report.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   Missing credit report.  Missing income docs.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   Missing Closing Disclosure.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   Missing assets.

*** (CURED) Missing credit report - EV R
COMMENT:   Missing credit report.

*** (CURED) Missing flood cert - EV R
COMMENT:   Missing flood cert.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   Missing income docs.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   Missing hazard dec page.

*** (CURED) Missing required 1-4 family rider - EV R
COMMENT:   The subject loan is an investment transaction and the file is missing the 1-4 Family Rider.

*** (CURED) Missing Title evidence - EV R
COMMENT:   Missing Title.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   Missing Mortgage.
Missing mortgage riders.

*** (CURED) Mortgage Riders incomplete / inaccurate - EV R
COMMENT:   Missing Mortgage.
Missing mortgage riders.

*** (CURED) Occupancy- Potential Occupancy Misrepresentation - EV R
COMMENT:   Missing final 1003.

*** (CURED) Transmittal (1008) is Missing - EV R
COMMENT:   Missing 1008.

*** (CURED) Unable to verify all credit obligations (ATR) - EV R
COMMENT:   Missing credit report.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
COMMENT:   Missing hazard dec page.  Missing flood cert.

*** (CURED) VOM or VOR missing/required - EV R
COMMENT:   Missing credit report.
																D	A	D	A	D	A	D	A	D	A
SRMYS252IFS	MELLO_INV2_1360	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1
*** (CURED) Application Missing - EV R
COMMENT:   The file is missing the final executed loan application.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The loan was approved using rent for the borrowers additional rental properties to offset the payments.  The file did not include tax returns or leases to confirm the monthly rental amount.  Including the full payment for the additional rental properties increases the DTI to  45.8% from 22% per the AUS.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   The loan was approved using rent for the borrowers additional rental properties to offset the payments.  The file did not include tax returns or leases to confirm the monthly rental amount.  Including the full payment for the additional rental properties increases the DTI to  45.8% from 22% per the AUS.

*** (CURED) Documentation Does Not Support - EV R
COMMENT:   The AUS located on page 18, item 2V requires If rental income is being used to qualify, document the loan file in accordance with Chapter 5306 of the Freddie Mac Single-Family Seller/Servicer Guide which requires a lease or most recent years tax returns. The file did not include tax returns or leases to confirm the monthly rental amount.  Including the full payment for the additional rental properties increases the DTI to  45.8% from 22% per the AUS.
																C	A	C	A	C	A	C	A	C	A
53JZONZKFNO	MELLO_INV2_1362	XXXXXXXX	XXXXXXXX	3	1	3	1	3	1	1	1
*** (CURED) Application Missing - EV R
COMMENT:   The final loan application is not executed.

*** (CURED) Application Not Signed by All Borrowers - EV R
COMMENT:   The final loan application is not executed.

*** (CURED) Condo / PUD rider Missing - EV R
COMMENT:   The appraisal confirms the property is located in a PUD and the PUD Rider is mssing from the loan file.

*** (CURED) Missing Documentation - EV R
COMMENT:   Missing evidence that the report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD issued on XX/XX/XXXX was not received by the consumer 3-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.  If transaction meets guidelines for business purposes, the violation may be cured by providing the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose.

*** (CURED) Missing required 1-4 family rider - EV R
COMMENT:   The subject property is an investment and the 1-4 Family Rider is missing

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Initial Escrow Account Statement is missing from the loan file. The defect can be cured by providing the IEAD.  If transaction meets guidelines for business purposes, the violation may be cured by providing the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The Security Instrument (Mortgage/Deed of Trust) is missing.

*** (CURED) Mortgage Riders incomplete / inaccurate - EV R
COMMENT:   The following referenced Riders are missing:  PUD Rider and 1-4 Family Rider.

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   The Note is missing. The defect can be resolved by providing the executed missing document.
																D	A	D	A	D	A	D	A	D	A
LI2EB1SA5NR	MELLO_INV2_1369	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	3	1
*** (CURED) Application Missing - EV R
COMMENT:   The final signed 1003 is not in file.  This required document must be uploaded to the file documents.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   Maximum DTI ratio is 50% per Fannie Mae Guideline; B3-6-02, Debt-to-Income Ratios.  DU submission 8 reflects DTI ratio of 6.77% and is obsolete. The DTI ratio for this review is 54.1% and DU must be updated and the findings rerun based on income and debt information from this review.  A copy of the updated DU findings must be uploaded to the file documents.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   Maximum DTI ratio is 50% per Fannie Mae Guideline; B3-6-02, Debt-to-Income Ratios.  DU submission 8 reflects DTI ratio of 6.77% and is obsolete. The DTI ratio for this review is 54.1% and DU must be updated and the findings rerun based on income and debt information from this review.  A copy of the updated DU findings must be uploaded to the file documents.
DU submission 8 (page 60) requires the borrower's income to be documented using a pay stub and a W-2 from the prior year, or using a standard Verification of Employment (1005).  None of these documents are in the file.  Copies of these documents must be uploaded to the file documents.

*** (CURED) Documentation Does Not Support - EV R
COMMENT:   The AUS located on page 61. item # 17  requires verifcation of the net rental income or loss from any properties (that are not the subject property) with either the borrower's most recent federal income tax return (Pages 1, 2 and Schedule E), or a copy of the current lease agreement. The loan file includes a rental income worksheet located on page 143 completed by the lender; however, a copy of the tax returns were not provided in the loan file.

*** (CURED) Missing Documentation - EV R
COMMENT:   Missing evidence that the report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.

*** (CURED) Missing Doc - EV R
COMMENT:   Form 1008 (page 64) includes UW remarks indicating the borrower is not liable for the outstanding mortgage loan on the primary residence (XXX, XXX, WA XXX).  The file contains no other documentation indicating this property is free and clear or that an open mortgage loan exists.  The credit report reflects no open mortgage associated with the primary residence.  UW remarks on the 1008 indicate the taxes $XXXand insurance $XXX for that property, but no documents in the file support these amounts.  Documentation supporting the taxes and insurance for the primary residence are required.  Provide a copy of the Final Settlement Statement from the pay-off/refinance of the prior mortgage loan secured by the borrower's primary residence (credit report [pg89] reflects XXX XXX paid/closed XX/XXXX; possibly the prior mortgage on the primary residence)

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   Form 1008 includes UW comments on qualifying income but no documents in the file are present to support those conclusions.

DU submission 8 (page 60) requires the borrower's income to be documented using a pay stub and a W-2 from the prior year, or using a standard Verification of Employment (1005).  The file includes 2019/2018 W2s located on pages 156, 148, 152.  The income documents required by the AUS is not provided in the loan file.   Copies of these documents must be uploaded to the file documents.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing third party valuation product to support the appraisal value within 10% tolerance.
																D	A	D	A	D	A	D	A	D	A
WSL4ZS5BHOK	MELLO_INV2_1382	XXXXXXXX	XXXXXXXX	3	2	3	3	1	1	2	1
*** (CURED) Application Missing - EV R
COMMENT:   The final signed 1003 is not in the file.  This required document must be uploaded to the file documents.

*** (CURED) Missing Documentation - EV R
COMMENT:   The initial 1003 (page 96) and DU submission 9 (page 102) both indicate the borrower is obligated on a co-signed note, but that debt is not documented in file as required.  A copy of the note and any other, applicable supporting documents, relative to this co-signed debt must be uploaded to the file documents.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The DTI ratio based on this review is 56% and DU submission 9 is obsolete and must be rerun.  The DTI ratio in that findings report is 37.41.  The loan application reflects the borrower owns 4 additional rental  properties.  The AUS findings reflected rental income, offsetting the mortgage payments.  The loan did not include tax returns to confirm the rent loss.  Including the full payments of the rental properties increases the DTI to 56%.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   The DTI ratio based on this review is 56% and DU submission 9 is obsolete and must be rerun.  The DTI ratio in that findings report is 37.41.  No rental income,  from the subject property or any other REO investment properties is being used to qualify; which is considered by DU.  However, due to the increase in DTI ratio, rental income must be documented as required by Fannie Mae guidelines.

*** (CURED) Documentation Does Not Support - EV R
COMMENT:   The AUS located on page 103, item #20  requires to verify the net rental income or loss from any properties (that are not the subject property) with either the borrower's most recent federal income tax return (Pages 1, 2 and Schedule E), or a copy of the current lease agreement. The file did not include a copy of the leases or tax returns.  The AUS reflects rental income to offset the borrowers 4 additional rental properties payments.

*** (CURED) Missing Documentation - EV R
COMMENT:   Missing evidence that the report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   DU submission 9 (page 102) requires minimum of $53,899 in reserves be documented with 2 monthly statements.  The file includes no asset documentation.  The minimum required assets/reserves must be documented with statements covering the 2 most recent months, which must be uploaded to the file documents.

*** (CURED) Missing Doc - EV R
COMMENT:   The file does not contain copies of the borrowers 2020 W2s.  These required documents must be uploaded to the file documents.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
COMMENT:   The file does not include mortgage statements for the following REO properties: XXX; XXX; XXX; XXX.  These documents are required in order to accurately determine the PITI payment for the mortgage loans associated with each respective property and must be uploaded to the file documents.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing third party valuation product to support the PIW value within 10% tolerance.
																D	B	D	B	D	B	D	B	D	B
YODO00BJEZ2	MELLO_INV2_1371	XXXXXXXX	XXXXXXXX	3	1	3	3	1	1	1	1
*** (CURED) Application Missing - EV R
COMMENT:   The final, signed application is missing from the file.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   The AUS located on page 108, GT requires total funds to be verified are no less than $12,652.87. This amount includes required Borrower Funds ($1,731.37) and required reserves ($10,921.50).  The file did not include asset documentation.

*** (CURED) Missing AUS - EV R
COMMENT:   The AUS in the file was dated XX/XX/XXXXand the loan closed on XX/XX/XXXX.  The disbursement date is  XX/XX/XXXX  An earlier version was not found in loan file. (16 days)

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing third party valuation product to support the appraisal value within 10% tolerance.
																D	A	D	A	D	A	D	A	D	A
3BHDPKKWMML	MELLO_INV2_1361	XXXXXXXX	XXXXXXXX	3	1	3	1	3	1	1	1
*** (CURED) AUS: File does not contain all AUS Reports run - EV R
COMMENT:   Lender Final Approval, page 536, indicates AUS Approve/Eligible, however, AUS not located in file.

*** (CURED) Evidence of Appraisal delivery - EV R
COMMENT:   Evidence of Appraisal delivery to borrower missing.

*** (CURED) Transmittal (1008) is Missing - EV R
COMMENT:   1008 not located in file.
																D	A	D	A	D	A	D	A	D	A
MMCOZD5MGV4	MELLO_INV2_1365	XXXXXXXX	XXXXXXXX	3	2	1	1	3	1	1	2
*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fees on PCCD  XX/XX/XXXX was not accepted because the change occurred after consummation: Reinspection Fee. In addition, the addition of the  transfer taxes on  XX/XX/XXXX was not accepted because a valid reason was not provided.  A cost to cure in the amount of $200.93 is required of which $135.08 was provided at closing. The reminding $65.85 is still required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increases. If curing with a reimbursement, the following documents are required as well: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the Transfer Tax on disclosure  XX/XX/XXXX, and the increase to the that same fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $50.93 is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).
																C	B	C	B	C	B	C	B	C	B
XRSNWNJ52PE	MELLO_INV2_1373	XXXXXXXX	XXXXXXXX	3	2	3	1	3	1	1	2
*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT:   The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. The CD shows $XXX whereas the LE shows $XXX; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the Reinspection Fee on the  XX/XX/XXXX disclosure was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $30 is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   LPA AUS submission 9 (page 84) is obsolete.  The income used to qualify is indicated to be $24,142.38, which is not supported based on documents in the file; even if documented/supported rental income is used to qualify.  The findings must be rerun and the calculated DTI ratio for this review is 47.3%; > 3% increase compared to LPA submission 9; 37%.  The updated AUS findings must be uploaded to the file documents.

*** (CURED) Missing Doc - EV R
COMMENT:   The loan application reflects the borrower owns additional rental properties.  The file included the mortgage statements which confirms the payments did not include escrows.  The file did not include evidence of taxes and insurance for the additional rental properties. These documents are required in order to accurately calculate the DTI ratio, even if rental income is not being used for qualifying.  Copies of these documents must be uploaded to the file documents.

*** (CURED) Unable to verify all credit obligations (ATR) - EV R
COMMENT:   The loan application reflects the borrower owns additional rental properties.  The file included the mortgage statements which confirms the payments did not include escrows.  The file did not include evidence of taxes and insurance for the additional rental properties. These documents are required in order to accurately calculate the DTI ratio, even if rental income is not being used for qualifying.  Copies of these documents must be uploaded to the file documents.

*** (CURED) Stress Test - EV R
COMMENT:   LPA AUS submission 9 (page 84) is obsolete.  The income used to qualify is indicated to be $24,142.38, which is not supported based on documents in the file; even if documented/supported rental income is used to qualify.  The findings must be rerun and the calculated DTI ratio for this review is 47.3%; > 3% increase compared to LPA submission 9; 37%.  The updated AUS findings must be uploaded to the file documents.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing third party valuation product to support the appraisal value within 10% tolerance.
																D	B	D	B	D	B	D	B	D	B
55RIRBSWL3S	MELLO_INV2_1366	XXXXXXXX	XXXXXXXX	3	2	3	1	3	1	1	2
*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fee on  XX/XX/XXXXwas not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $75 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing Doc - EV R
COMMENT:   The HOA questionaire is missing from the loan file.  The property is part of the HOA and neither the HOA or a short version agency questionaire has been provided.
																D	B	D	B	D	B	D	B	D	B
MQ5WSKWEOJX	MELLO_INV2_1379	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1
*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
COMMENT:   The mortgage payment history for the mortgage been paid off by the subject transaction was missing (Pg 356).

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   REO debt obligations were not properly included in the DTI at origination resulting in a higher review DTI of 47.809% from the origination 38.215%.  Property type is still listed as a single unit.  The property is 2 units.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   REO debt obligations were not properly included in the DTI at origination resulting in a higher review DTI of 47.809% from the origination 38.215%.

*** (CURED) Documentation Does Not Support - EV R
COMMENT:   The appraisal documented the subject property as a 2-unit PUD property (Pg 379); however, the AUS was ran as a 1-unit single family property.  This is an Investment property.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing third party valuation product to support the appraisal value within 10% tolerance.

*** (CURED) VOM or VOR missing/required - EV R
COMMENT:   The mortgage payment history for the mortgage been paid off by the subject transaction was missing (Pg 356).
																D	A	D	A	D	A	D	A	D	A
NCV3V5MOQLK	MELLO_INV2_1363	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1
*** (CURED) Documentation Does Not Support - EV R
COMMENT:   The AUS was ran with the subject property type as a Single Family Detached; however, the appraisal reflects the subject property is a PUD (Pg 374).

*** (CURED) VVOE > 10 days prior to Note date - EV R
COMMENT:   Missing Borrower 2 VVOE within 10-business days of the Note date  XX/XX/XXXX (Pg 2), the VOE/TWN in the file was dated  XX/XX/XXXX (Pg 177).  Loan closed  XX/XX/XXXX
																C	A	C	A	C	A	C	A	C	A
SLL554VDMXY	MELLO_INV2_1389	XXXXXXXX	XXXXXXXX	3	1	3	3	3	1	1	1
*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   DTI variance is due to a miscalculation of the mortgage obligation for the primary residence.  The original underwriter calculated the monthly payment at $XXX, but there is a mortgage statement in the file (Pg. 307) showing a monthly PITI of $XXX  This results in a DTI of 45.853% vs 40.152% that was approved on the AUS LP.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing third party valuation product to support the PIW value within 10% tolerance.
																D	A	D	A	D	A	D	A	D	A
VIGWFQ1TGSV	MELLO_INV2_1374	XXXXXXXX	XXXXXXXX	3	3	1	1	1	1	3	1	*** (OPEN) Value used by lender not supported - EV 3 COMMENT: Missing Third Party Valuation product to support the appraisal within 10% variance.
*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The AUS and 1008 qualifying income is $19,166.33 (page 77) but file only supports documented income of $16,615.26/month (page 139 and 142).  The 1008 reflects ibase ncome for the borrower in the amount of $13,333.33 and the co borrower is $5,833..  The file contains a WVOE for both borrowers confirming monthly income of $10,781.92 for the bororwer and $5,833.34 for the co borrower, resulting in a DTI increase from 38% to 45.4%.  A copy of the updated AUS findings must be uploaded to the file documents.

*** (CURED) Documentation Does Not Support - EV R
COMMENT:   LPA submission 9 (page 78) is obsolete and must be rerun.  PLA qualifying income is $19,166.33 (page 77) but file only supports documented income of $16,615.26/month (page 139 and 142).  The 1008 reflects ibase ncome for the borrower in the amount of $13,333.33 and the co borrower is $5,833..  The file contains a WVOE for both borrowers confirming monthly income of $10,781.92 for the bororwer and $5,833.34 for the co borrower, resulting in a DTI increase from 38% to 45.4%.  A copy of the updated AUS findings must be uploaded to the file documents.
																D	A	D	A	D	A	D	A	D	A
BO2APYWIW02	MELLO_INV2_1381	XXXXXXXX	XXXXXXXX	3	2	3	3	1	1	2	1
*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The income for the 1120S business is not currently added into the income due to the incomplete income documentation for the business.  The loan file is missing the 2020 audited P & L as required by FNMA COVID guidelines.  Per FNMA guides  XX/XX/XXXX: an audited year-to-date profit and loss statement reporting business revenue for 2020, expenses, and net income up to and including the most recent month preceding the loan application date; or an unaudited year-to-date profit and loss statement for 2020 signed by the borrower reporting business revenue, expenses, and net income up to and including the most recent month preceding the loan application date, and three business depository account(s) statements no older than the latest three months represented on the year-to-date profit and loss statement.  (lender letter LL-2021-03 - effective XX/XX/XXXX)  Without this income, the DTI is 38.7% and the AUS approval is for
25.559% DTI.

*** (CURED) Missing Doc - EV R
COMMENT:   The loan file is missing the final 1003 with employment for co-borrower indicated correctly.  The co-borrower is the actual owner of the XXX per the K1's and it should reflect this in his employment section of the 1003.  The borrower is a W2 employee per the documentation in file and the 1003 should reflect that she works for co-borrowers business and is not the owner of the business.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The income for the 1120S business is not currently added into the income due to the incomplete income documentation for the business.  The loan file is missing the 2020 audited P & L as required by FNMA COVID guidelines.  Per FNMA guides  XX/XX/XXXX: an audited year-to-date profit and loss statement reporting business revenue for 2020, expenses, and net income up to and including the most recent month preceding the loan application date; or an unaudited year-to-date profit and loss statement for 2020 signed by the borrower reporting business revenue, expenses, and net income up to and including the most recent month preceding the loan application date, and three business depository account(s) statements no older than the latest three months represented on the year-to-date profit and loss statement.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing third party valuation product to support the PIW value within 10% tolerance.
																D	B	D	B	D	B	D	B	D	B
XSPTGBVT4E4	MELLO_INV2_1356	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1
*** (CURED) DTI > 60% - EV R
COMMENT:   DTI discrepancy is due to rental income calculation. There is no evidence in the file for rental income for any of the rental properties listed, including the subject property.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   DTI discrepancy is due to rental income calculation. There is no evidence in the file for rental income for any of the rental properties listed, including the subject property.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   The 1008 located on page 108 confirms the borrower has ownership of 4 properties.  Rental income in the amount of $XXX was used to qualify.  Tax returns were used to confirm rental properties are free and clear.  The file did not include tax returns or leases to offset the debt, resulting in a DTI of 67.50%.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   The 1008 located on page 108 confirms the borrower has ownership of 4 properties.  Rental income in the amount of $XXX was used to qualify.  Tax returns were used to confirm rental properties are free and clear.  The file did not include tax returns or leases to offset the debt.

*** (CURED) Income Worksheet  - EV R
COMMENT:   The 1008 located on page 108 confirms the borrower has ownership of 4 properties.  Rental income in the amount of $ XXX was used to qualify.  The file is missing the rental income worksheet to confirm how the renal income was calcualted.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The 1008 located on page 108 confirms the borrower has ownership of 4 properties.  Rental income in the amount of $XXX was used to qualify.  Tax returns were used to confirm rental properties are free and clear.  The file did not include tax returns or leases to offset the debt.

*** (CURED) Tax Returns - EV R
COMMENT:   The 1008 located on page 108 confirms the borrower has ownership of 4 properties.  Rental income in the amount of $XXX was used to qualify.  Tax returns were used to confirm rental properties are free and clear.  The file did not include tax returns or leases to offset the debt.
																D	A	D	A	D	A	D	A	D	A
4KSOKAVKY2K	MELLO_INV2_1368	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	3	1
*** (CURED) Evidence of Appraisal delivery - EV R
COMMENT:   The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing third party valuation product to support the appraisal value within 10% tolerance.

*** (CURED) VVOE > 10 days prior to Note date - EV R
COMMENT:   VVOEs for Borrower 1 and Borrower 2 within 10 days of closing were missing, the VVOEs in the file were dated  XX/XX/XXXX (Pg 201, 203) for the subject  XX/XX/XXXX closing (Pg 75).
																D	A	D	A	D	A	D	A	D	A
VZ32E5BYWPN	MELLO_INV2_1390	XXXXXXXX	XXXXXXXX	3	1	1	3	3	1	1	1
*** (CURED) Evidence of Appraisal delivery - EV R
COMMENT:   The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing Third Party Valuation Product to support the appraisal within 10% variance.
																D	A	D	A	D	A	D	A	D	A
ZBC0CPWYSKH	MELLO_INV2_1385	XXXXXXXX	XXXXXXXX	3	1	3	1	3	1	1	1
*** (CURED) Evidence of Appraisal delivery - EV R
COMMENT:   The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.

*** (CURED) Missing Doc - EV R
COMMENT:   The file contains the cash purchase HUD for property XXX; however, evidence of taxes and insurance was not provided to properly document the monthly debt.

*** (CURED) No evidence of required debt payoff - EV R
COMMENT:   Schedule E located on pages 313 reflects the borrower owns a property located in XXX, HI which is not reflected on the loan application.  The file does not contain evidence the property was sold.
																D	A	D	A	D	A	D	A	D	A
GYLUDDOXLUR	MELLO_INV2_1353	XXXXXXXX	XXXXXXXX	3	1	1	1	3	1	1	1
*** (CURED) Evidence of Appraisal delivery - EV R
COMMENT:   The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
																C	A	C	A	C	A	C	A	C	A
UPT23L4QU0F	MELLO_INV2_1372	XXXXXXXX	XXXXXXXX	3	1	1	1	3	1	1	1
*** (CURED) Evidence of Appraisal delivery - EV R
COMMENT:   The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
																C	A	C	A	C	A	C	A	C	A
MTONNSIN2LS	MELLO_INV2_1367	XXXXXXXX	XXXXXXXX	3	1	1	3	3	1	1	1
*** (CURED) Evidence of Appraisal delivery - EV R
COMMENT:   The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The borrowers own 4 additional rental properties and a primary residence, however, homeowners insurance was not provided to properly document the full PITIA payment.  The mortgage statements were provided for the properties, which confirmed the payment did not include escrows.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing third party valuation product to support the appraisal value within 10% tolerance.
																D	A	D	A	D	A	D	A	D	A
EFLOYDP0PPT	MELLO_INV2_1380	XXXXXXXX	XXXXXXXX	3	2	3	3	1	1	2	1
*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The closing disclosure located on page 433 is not executed by the borrower or stamped by the settlement agent.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing third party valuation product to support the PIW value within 10% tolerance.
																D	B	D	B	D	B	D	B	D	B
2VVK4PR5ZRU	MELLO_INV2_1364	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1
*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   The schedule of real estate and the credit shows a property and mortgage for the property located on XXX, this home was purchase  XX/XX/XXXX per the Drive Report.  The loan file contains a lease for $XXX per month for this property but is missing the previous years tax returns to verifying the rental income as required by FNMA Guidelines B3-2.0-08.  The loan exceeds DTI at 56.6% with this full payment and the rental income is needed to offset the payment and maintain the DTI of 49.14% per the AUS DU in file.
																C	A	C	A	C	A	C	A	C	A
V1B05AXRDRQ	MELLO_INV2_1359	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1
*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   AUS pg 57, item E5 requires to verify $11,741.52 in reserves for the subject property that is an Investment Property. This amount includes 2 or 8 months' reserves, as applicable, for each other second home and/or Investment Property that is financed, and on which the borrower is obligated. Freddie Mac guidelines section 5501.3 (b), (II) indicates For refinance Mortgages, the cash-out proceeds from the subject cash-out refinance transaction and any cash back received on the subject "no cash-out" refinance transaction are not eligible sources of funds for reserves. The file did not include evidence of reserves.  The borrower is short $11,741.52 in reserves.
																D	A	D	A	D	A	D	A	D	A
1KWQ2B1ELWO	MELLO_INV2_1357	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1
*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   The AUS located on page 197, item GT requires total funds to be verified no less than $25,526.21. This amount includes required Borrower Funds.  Additionally, item E5 requires verification of $22,538.80 in reserves for the subject property that is an Investment Property. The final closing disclosure located on page 56 reflects the borrower is required to bring $2,023.81 to closing plus the reserve requirement of $22,538.80 confirms a total of $24,562.61 was required to be documented and verified.  The file included assets in the combined amount of $14,216 located on pages 463 and 471.  Based on the documented assets, the file is short funds to be documented and verified is $10,346.61.
																D	A	D	A	D	A	D	A	D	A
0VUBZRYGFWV	MELLO_INV2_1388	XXXXXXXX	XXXXXXXX	3	1	3	3	1	1	1	1
*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   The AUs required $28,647.91 to close, the loan file did not contain assets documents to support the requirement.

*** (CURED) Missing Doc - EV R
COMMENT:   Missing condo questionnaire or validation the loan is paying off a loan that was securities in part or whole by FHLMC as per guidelines, no condo questionnaire is required.

*** (CURED) Missing Title evidence - EV R
COMMENT:   Missing title policy - taxes taken from appraisal.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing third party valuation product to support the appraisal value within 10% tolerance.
																D	A	D	A	D	A	D	A	D	A
ZJR3FLVZZJ1	MELLO_INV2_1387	XXXXXXXX	XXXXXXXX	3	1	3	3	1	1	1	1
*** (CURED) Missing Doc - EV R
COMMENT:   Missing VVOE dated within 10 days of Note date for both borrowers.

*** (CURED) VVOE > 10 days prior to Note date - EV R
COMMENT:   The AUS located on page 191, CZ requires A 10-day pre-closing verification (10-day PCV) for both borrowers is required for each source of employment income used to qualify. The 10-day PCV must be dated no more than 10 Business Days prior to the Note Date or after the Note Date but prior to the Delivery Date. The file contains a written verifiication of employments dated  XX/XX/XXXXand  XX/XX/XXXX  The subject loan closed  XX/XX/XXXX

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing third party valuation product to support the PIW value within 10% tolerance.
																D	A	D	A	D	A	D	A	D	A
DO3EKZN5EQU	MELLO_INV2_1376	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	3	1
*** (CURED) Missing Doc - EV R
COMMENT:   The appraisal and other documents stated the property's management group is a Homeowner's association, but no HOA questionaire or agency homeowner's questionaire was in the loan file.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing third party valuation product to support the appraisal value within 10% tolerance.
																D	A	D	A	D	A	D	A	D	A
45A40S2KKEK	MELLO_INV2_1370	XXXXXXXX	XXXXXXXX	3	1	3	3	1	1	1	1
*** (CURED) Missing Doc - EV R
COMMENT:   the final 1003 does not include a complete REO schedule.  That schedule of the final 1003 must include;  the following REO properties:  XXX; XXX,XXX, XXX,XXX, XXX; Primary ResidenceXXXe, XXX, FL XXX (along with any other addresses associated with multi family property.  This required information must be uploaded to this file document.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.  If transaction meets guidelines for business purposes, the violation may be cured by providing the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose.

*** (CURED) Occupying borrower ratios do not meet guidelines - EV R
COMMENT:   The file contains no documents indicating whether or not the REO at XXX, XXX, NJ XXX is still owned or if it was sold.  If still owned, provide VOM for any unreported mortgage debt along with taxes, insurance and as applicable, HOA fees.  If this property was sold, provide a Closing Disclosure/Settlement Statement clearly identifying this property as sold and any associated debt paid-off.  These required documents must be uploaded to the file.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing third party valuation product to support the PIW value within 10% tolerance.
																D	A	D	A	D	A	D	A	D	A
TXTPBSZYIXT	MELLO_INV2_1386	XXXXXXXX	XXXXXXXX	3	1	3	3	1	1	1	1
*** (CURED) Missing Documentation - EV R
COMMENT:   Missing evidence that the report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.

*** (CURED) Missing Doc - EV R
COMMENT:   The file does not contain a copy of the current mortgage statement for the primary residence with itemized PITI payment and/or copies of the tax statement and hazard insurance declarations for that same property.  These required documents must be uploaded to the file documents.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing third party valuation product to support the appraisal value within 10% tolerance.
																D	A	D	A	D	A	D	A	D	A
IWXQ3L1N3T3	MELLO_INV2_1358	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1
*** (CURED) Missing Documentation - EV R
COMMENT:   The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
																D	A	D	A	D	A	D	A	D	A
SPUYCNHWMRN	MELLO_INV2_1355	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1
*** (CURED) Missing Documentation - EV R
COMMENT:   The loan application reflects the borrowers primary property has a lien with XXX; however, the mortgage statement was not provided to confirm the payment was escrowed nor was taxes provide to confirm the full PITI payment.  Additionally, the borrowers owned a rental property located at XXX. which is reflected as owned free and clear however, evidence of the taxes were not provided to confirm the required payment.
																D	A	D	A	D	A	D	A	D	A
PER5NZXTWK1	MELLO_INV2_1378	XXXXXXXX	XXXXXXXX	3	1	3	3	1	1	1	1
*** (CURED) Missing Documentation - EV R
COMMENT:   The payoff for the subjects 1st mortgage on page 459, shows a deferred interest charge of $XXX, the clarification for this deferred interest is missing from the loan file.

*** (CURED) Missing Doc - EV R
COMMENT:   Missing evidence that the report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing third party valuation product to support the appraisal value within 10% tolerance.

*** (CURED) VVOE > 10 days prior to Note date - EV R
COMMENT:   The file does not include a VVOE for borrower 1 dated within 10 business days of the note date.  This is a required document and must be uploaded to the file documents.
																D	A	D	A	D	A	D	A	D	A
PV1J5QMRK0E	MELLO_INV2_1377	XXXXXXXX	XXXXXXXX	3	1	3	3	1	1	1	1
*** (CURED) Submission to DU data is not supported - EV R
COMMENT:   DTI ratio for this review is 45.879% compared to LPA submission 6. The AUS must be rerun based on information in the file used for this review.  This is required documentation and the updated AUS must be uploaded to the file documents.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The AUS located on page 159 reflects the loan was approved with a DTI of 34%.  The 1008 located on page 164 reflects a DTI of 40.849%. The origination underwriter did not include the full PITI payments of the rental properties as documented in the loan file.  The loan application reflects total rent loss income of $XXX.  Based on the documentation provided in the loan file, the actual rent loss is $XXX

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing third party valuation product to support the PIW value within 10% tolerance.

*** (CURED) Missing Doc - EV R
COMMENT:   Missing evidence that the appraisal report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
																D	A	D	A	D	A	D	A	D	A
1NMBS5MZM15	MELLO_INV2_1391	XXXXXXXX	XXXXXXXX	3	2	1	1	3	1	1	2
*** (OPEN) ComplianceEase RESPA Test Incomplete - EV 2
COMMENT:   This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation.  No rebuttal response required. Cure accepted 60 days from discovery.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the appraisal fee on the last revised CD XX/XX/XXXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $67 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   Review 39.650% DTI was higher than the 35.402% origination DTI due to lower Borrower 1 review income.

*** (CURED) Evidence of Appraisal delivery - EV R
COMMENT:   The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.

*** (CURED) Missing Appraisal - EV R
COMMENT:   The appraisal was missing , the AUS requires a full appraisal. (Pg 126).

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD issued on XX/XX/XXXX was not received by the consumer 3-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial and or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation

*** (CURED) Right to receive copy of appraisal is Missing - EV R
COMMENT:   The Right to Receive a Copy of the Appraisal Disclosure was missing from the loan file.
																D	B	D	B	D	B	D	B	D	B
V2PRGLHF4ZQ	MELLO_INV2_1383	XXXXXXXX	XXXXXXXX	3	2	1	1	3	1	1	2
*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT:   This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation.  No rebuttal response required. Cure accepted 60 days from discovery.

*** (CURED) Application Missing - EV R
COMMENT:   A copy of the final signed 1003 is not included in the file documents.  This is a required document and it must be uploaded to the file documents.

*** (CURED) Missing Documentation - EV R
COMMENT:   The initial loan application reflects additional rental properties. and the full payments were included in the DTI.   The file does not include tthe mortgage statements, evidence of taxes, insurance and if applicable, HOA statements.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   Missing third party valuation product to support the appraisal value within 10% tolerance.
																D	B	D	B	D	B	D	B	D	B
B3F5INQAUTL	MELLO_INV2_1392	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1					A	A	A	A	A	A	A	A	A	A
NCQMRPKHX5Q	MELLO_INV2_1393	XXXXXXXX	XXXXXXXX	2	2	1	1	2	1	1	2
*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT:   This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation.  No rebuttal response required. Cure accepted 60 days from discovery.
																B	B	B	B	B	B	B	B	B	B